Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000172904 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000172904 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172904 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172904 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172904 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172904 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172904 | SPDR Gold Shares, , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172904 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000172904 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000172904 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000172904 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	12.30%
Percent of Net Short Exposure	0.00%
C000172904 | United States
Holdings [Line Items]
Percent of Net Long Exposure	66.80%
Percent of Net Short Exposure	0.00%
C000172904 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
Percent of Net Short Exposure	0.00%
C000172904 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000172904 | France
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
Percent of Net Short Exposure	0.00%
C000172904 | Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
Percent of Net Short Exposure	0.00%
C000172904 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000172904 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000172904 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
Percent of Net Short Exposure	0.00%
C000172904 | China
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000172904 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000005794 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000005794 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000005794 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000005794 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000005794 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000005794 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005794 | SPDR Gold Shares, , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005794 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000005794 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000005794 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000005794 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	12.30%
Percent of Net Short Exposure	0.00%
C000005794 | United States
Holdings [Line Items]
Percent of Net Long Exposure	66.80%
Percent of Net Short Exposure	0.00%
C000005794 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
Percent of Net Short Exposure	0.00%
C000005794 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000005794 | France
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
Percent of Net Short Exposure	0.00%
C000005794 | Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
Percent of Net Short Exposure	0.00%
C000005794 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000005794 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000005794 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
Percent of Net Short Exposure	0.00%
C000005794 | China
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000005794 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000005793 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000005793 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000005793 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000005793 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000005793 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000005793 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005793 | SPDR Gold Shares, , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005793 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000005793 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000005793 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000005793 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	12.30%
Percent of Net Short Exposure	0.00%
C000005793 | United States
Holdings [Line Items]
Percent of Net Long Exposure	66.80%
Percent of Net Short Exposure	0.00%
C000005793 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
Percent of Net Short Exposure	0.00%
C000005793 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000005793 | France
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
Percent of Net Short Exposure	0.00%
C000005793 | Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
Percent of Net Short Exposure	0.00%
C000005793 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000005793 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000005793 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
Percent of Net Short Exposure	0.00%
C000005793 | China
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000005793 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000005790 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000005790 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000005790 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000005790 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000005790 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000005790 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005790 | SPDR Gold Shares, , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005790 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000005790 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000005790 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000005790 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	12.30%
Percent of Net Short Exposure	0.00%
C000005790 | United States
Holdings [Line Items]
Percent of Net Long Exposure	66.80%
Percent of Net Short Exposure	0.00%
C000005790 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
Percent of Net Short Exposure	0.00%
C000005790 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000005790 | France
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
Percent of Net Short Exposure	0.00%
C000005790 | Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
Percent of Net Short Exposure	0.00%
C000005790 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000005790 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000005790 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
Percent of Net Short Exposure	0.00%
C000005790 | China
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000005790 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000005792 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000005792 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000005792 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000005792 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000005792 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000005792 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005792 | SPDR Gold Shares, , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005792 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000005792 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000005792 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000005792 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	12.30%
Percent of Net Short Exposure	0.00%
C000005792 | United States
Holdings [Line Items]
Percent of Net Long Exposure	66.80%
Percent of Net Short Exposure	0.00%
C000005792 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
Percent of Net Short Exposure	0.00%
C000005792 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000005792 | France
Holdings [Line Items]
Percent of Net Long Exposure	2.50%
Percent of Net Short Exposure	0.00%
C000005792 | Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	2.20%
Percent of Net Short Exposure	0.00%
C000005792 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000005792 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000005792 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
Percent of Net Short Exposure	0.00%
C000005792 | China
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000005792 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%